PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

The components of property and equipment, net are as follows (in thousands):

	December 31,
	2023	2022
Cost:
Computer equipment	$1,690	$743
Office furniture and equipment	468	308
Machinery and laboratory equipment	621	621
Field service units	4,166	1,816
Leasehold improvements	658	333

	$7,603	$3,821

	December 31,
	2023	2022
Accumulated depreciation	6,341	3,625

Property and equipment, net	$1,262	$196

Depreciation expenses amounted to $239 thousand, $202 thousand, and $266 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.